Statements of Financial Condition - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Assets:
Investment in the Trading Companies, at fair value	$ 9,162,434	$ 13,597,171
Expense reimbursement	80
Cash at bank (Note 1)	1,227	0
Total assets	9,163,741	13,597,171
Liabilities:
Redemptions payable to General Partner (Notes 2n and 2o)	10,000
Redemptions payable to Limited Partners (Notes 2n and 2o)	211,305	75,645
Total liabilities	221,305	75,645
Partners' Capital:
Total partners' capital (net asset value)	8,942,436	13,521,526
Total liabilities and partners' capital	9,163,741	13,597,171
Class A [Member]
Partners' Capital:
Limited Partners	7,616,449	11,483,604
Total partners' capital (net asset value)	$ 7,616,449	$ 11,483,604
Net asset value per Unit
Net Asset Value per Unit	$ 805.23	$ 904.95
Class B [Member]
Partners' Capital:
Limited Partners	$ 832,255	$ 1,086,979
Total partners' capital (net asset value)	$ 832,255	$ 1,086,979
Net asset value per Unit
Net Asset Value per Unit	$ 844.13	$ 943.89
Class C [Member]
Partners' Capital:
Limited Partners	$ 378,962	$ 758,833
Total partners' capital (net asset value)	$ 378,962	$ 758,833
Net asset value per Unit
Net Asset Value per Unit	$ 884.90	$ 984.49
Class Z [Member]
Partners' Capital:
General Partner	$ 97,491	$ 173,079
Limited Partners	17,279	19,031
Total partners' capital (net asset value)	$ 114,770	$ 192,110
Net asset value per Unit
Net Asset Value per Unit	$ 972.38	$ 1,070.96
LV Futures Fund L.P. [Member]
Assets:
Investment in the Trading Companies, at fair value	$ 7,634,520	$ 10,938,630
Expense reimbursement	70
Cash at bank (Note 1)	1,149	0
Total assets	7,635,739	10,938,630
Liabilities:
Redemptions payable to General Partner (Notes 2n and 2o)	10,000
Redemptions payable to Limited Partners (Notes 2n and 2o)	109,261	42,789
Total liabilities	119,261	42,789
Partners' Capital:
Total partners' capital (net asset value)	7,516,478	10,895,841
Total liabilities and partners' capital	7,635,739	10,938,630
LV Futures Fund L.P. [Member] | Class A [Member]
Partners' Capital:
Limited Partners	5,304,000	7,270,821
Total partners' capital (net asset value)	$ 5,304,000	$ 7,270,821
Net asset value per Unit
Net Asset Value per Unit	$ 839.61	$ 912.68
LV Futures Fund L.P. [Member] | Class B [Member]
Partners' Capital:
Limited Partners	$ 792,988	$ 1,470,154
Total partners' capital (net asset value)	$ 792,988	$ 1,470,154
Net asset value per Unit
Net Asset Value per Unit	$ 880.17	$ 951.95
LV Futures Fund L.P. [Member] | Class C [Member]
Partners' Capital:
Limited Partners	$ 1,327,705	$ 2,025,351
Total partners' capital (net asset value)	$ 1,327,705	$ 2,025,351
Net asset value per Unit
Net Asset Value per Unit	$ 922.65	$ 992.89
LV Futures Fund L.P. [Member] | Class Z [Member]
Partners' Capital:
General Partner	$ 82,658	$ 119,791
Limited Partners	9,127	9,724
Total partners' capital (net asset value)	$ 91,785	$ 129,515
Net asset value per Unit
Net Asset Value per Unit	$ 1,013.83	$ 1,080.08